BARON SMALL CAP FUND
Baron Small Cap Fund
Investment Goal
The investment goal of Baron Small Cap Fund (the "Fund") is capital appreciation through investments primarily in securities of small-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON SMALL CAP FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.06%	1.31%
Institutional Shares	[1]	1.00%	none	0.06%	1.06%
[1]	Based on the fiscal year ended September 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON SMALL CAP FUND (USD $)	1	3	5	10
Retail Shares	133	415	718	1,579
Institutional Shares	108	337	585	1,294

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 32.81% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $2.5 billion at the time of purchase selected for their capital appreciation potential. The Fund seeks to purchase securities that BAMCO, Inc. ("BAMCO" or the "Adviser") expects could increase in value 50% within two years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.31%
Worst Quarter:	12/31/08: (23.85%)

Average Annual Total Returns (for periods ended 12/31/11)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Average Annual Total Returns - BARON SMALL CAP FUND		1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares		(1.58%)	1.87%	7.37%	8.45%	Sep. 30, 1997
Retail Shares Return after taxes on distributions		(1.88%)	1.61%	6.89%	8.07%	Sep. 30, 1997
Retail Shares Return after taxes on distributions and sale of Fund shares		(0.65%)	1.60%	6.45%	7.55%	Sep. 30, 1997
Institutional Shares	[1]	(1.37%)	2.00%	7.44%	8.50%	May 29, 2009
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)		(2.91%)	2.09%	4.48%	2.65%
S&P 500 (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	3.84%
[1]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell 2000 Growth is an unmanaged index of U.S. small-cap growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.